SALES	6 Months Ended
Jun. 30, 2025
Cost Of Sales Abstract
SALES

NOTE 13 – SALES

Disaggregated sales by types as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Inverters	$4,965,023	$4,804,963
Chargers	125,250	358,197
Gasoline generators	2,993,419	3,237,892
Power bank	577,863	3,179,242
Other products	83,314	363,609
Total	$8,744,869	$11,943,904

There is no warranty, discount or return policy documented in the sales agreements.